Balance Sheets Statement (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 479,252	$ 747,245
Accounts receivable, net	197,643	303,941
Inventories, net	998,567	1,052,524
Prepaid expenses and other current assets	233,636	112,592
Prepaid royalties	1,016,820	959,712
Total current assets	2,925,918	3,176,014
Property and equipment, net	95,885	71,767
Intangible asset, net	7,537	8,007
Total assets	3,029,340	3,255,788
Current liabilities:
Accounts payable	333,683	292,493
Capital leases - current portion	13,650	6,510
Accrued expenses	497,999	469,953
Deferred revenues	442,825	164,627
Total current liabilities	1,288,157	933,583
Long-term liabilities:
Capital leases - net of current	28,580	10,307
Commitments and contingencies (note 7)
Shareholders' equity:
Common stock, $.001 par value, 350,000,000 shares authorized; 291,035,893 and 286,449,511 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively	291,036	286,450
Additional Paid in Capital	46,089,576	44,861,127
Accumulated deficit	(44,668,009)	(42,835,679)
Total shareholders' equity	1,712,603	2,311,898
Total liabilities and shareholders' equity	$ 3,029,340	$ 3,255,788